Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events
—
Note 24
Subsequent events
Debt
On January 15, 2024, the Company issued

the following EUR Instruments:

(i) EUR
500

million
3.125

percent
Notes, due 2029, and (ii) EUR 750

million
3.375

percent Notes, due 2034, both paying

interest annually in
arrears. The aggregate net proceeds

of these EUR Instruments, after discount

and fees, amounted to
EUR 1,243

million (equivalent to approximately

$
1,360

million on date of issuance).
Stockholders’ equity
In February 2024, the Company announced

that a proposal will be put to the 2024

AGM for approval by the
shareholders to distribute 0.87

Swiss francs per share to

shareholders.